Benefit Plans	12 Months Ended
Sep. 30, 2014
Benefit Plans [Abstract]
Benefit Plans

Note 14—Benefit Plans

Pension Plan

The Bank maintains a non-contributory defined benefit pension plan (the “Plan”) covering all eligible employees hired before July 1, 2008. The benefits are based on employees’ years of service and compensation. The Bank’s policy is to fund the Plan annually with at least the minimum contribution deductible and/or allowable for federal income tax purposes. On January 28, 2010, the Board of Directors passed a resolution to suspend the accrual of benefits under the Company’s defined benefit pension plan. The following table sets forth the Plan’s funded status and components of net periodic pension cost:

	September 30,
	2014	2013
	(In thousands)
Change in benefit obligation:
Benefit obligation—beginning of year	$5,065	$4,043
Interest cost	248	256
Actuarial loss	481	957
Benefits paid	(219)	(191)
Benefit obligation—end of year	$5,575	$5,065
Change in plan assets:
Fair value of assets—beginning of year	$4,298	$4,157
Actual return on plan assets	429	332
Benefits paid	(219)	(191)
Fair value of assets—end of year	$4,508	$4,298

	September 30,
	2014	2013
	(In thousands)
Reconciliation of funded status:
Accumulated benefit obligation	$5,575	$5,065
Projected benefit obligation	$(5,575)	$(5,065)
Fair value of assets	4,508	4,298
Funded status	$(1,067)	$(767)
Accrued pension cost included in other liabilities	$(1,067)	$(767)

The Company expects to recognize approximately $91,000 of net actuarial loss in operations during the year ending September 30, 2015.

	September 30,
	2014	2013
	(In thousands)
Amounts recognized in accumulated other comprehensive loss, pre-tax, consist of:
Net actuarial loss	$(1,763)	$(1,508)

	Years Ended
	September 30,
	2014	2013
	(Dollars in thousands)
Net periodic pension expense
Interest cost	$248	$256
Expected return on assets	(293)	(284)
Amortization of unrecognized net loss	91	18
Total net periodic pension (credit) expense	$46	$(10)
Valuation assumptions:
Discount rate	4.50%	5.00%
Rate of return on long-term assets	7.00%	7.00%
Salary increase rate	0.00%	0.00%

The Plan assets are invested as follows:

	September 30,
	2014	2013
Separate account—Prudential Large Cap Blend / Victory Fund	52%	51%
Guaranteed insurance funds	48%	49%
	100%	100%

The overall expected long-term rate of return on Plan assets was 7.0% for both 2014 and 2013.

The fair values of the Company’s pension plan assets, by asset category (see Note 17 for definition of Levels), are as follows:

		(Level 1)		(Level 3)
		Quoted Prices in	(Level 2)	Significant
	Fair	Active Markets for	Significant Other	Unobservable
September 30, 2014	Value	Identical Assets	Observable Inputs	Inputs
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$2,342	$—	$2,342	$—
Guaranteed investment contract	$2,166	$—	$—	$2,166
September 30, 2013
	(In thousands)
Separate account— Prudential Large Cap Blend /Victory Fund	$2,178	$—	$2,178	$—
Guaranteed investment contract	$2,120	$—	$—	$2,120

At September 30, 2014, expected benefit payments were as follows (in thousands):

Years ending September 30,
2015	$226
2016	222
2017	226
2018	272
2019	338
2020 to 2024	1,678
$2,962

The Bank does not expect to have any required contributions to the Plan during the fiscal year ending September 30, 2015.

401(k) “Savings and Investment Plan”

The Company has implemented a Savings and Investment Plan (the “Savings Plan”) pursuant to Section 401(k) of the Internal Revenue Code for all eligible employees. Under the Savings Plan, employees may elect to contribute a percentage of their compensation, subject to limits. The Company makes a matching contribution equal to 50% of an employee’s contribution, up to 8.0% of compensation, subject to certain limitations. The Savings Plan expenses for the years ended September 30, 2014 and 2013, amounted to $72,000 and $83,000, respectively.

Employees Stock Ownership Plan (“ESOP”)

The Company established an ESOP for all eligible employees in connection with the public offering of common stock in April 2007. The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company. Shares purchased with the loan proceeds are initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account will be allocated among the participants on the basis of compensation, as defined by the ESOP, in the year of allocation. As of September 30, 2014 and 2013, the loan had a balance of $1,487,000 and $1,509,000, respectively.

The ESOP is accounted for in accordance with the guidance issued by FASB. Accordingly, the ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition.

As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. Dividends on unallocated ESOP shares are recorded as a reduction of debt. ESOP compensation expense was $50,000 and $48,000 for the years ended September 30, 2014 and 2013, respectively.

The ESOP shares are summarized as follows:

	September 30,
	2014	2013
Unearned shares	121,900	127,380
Shares committed to be released	4,110	4,110
Shares released	36,992	31,512
Total shares	163,002	163,002
Fair value of unearned shares	$1,573,000	$1,093,000